UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc.		12,160	$34,285
Whiting Petroleum Corp. (a)		710	5,233

			39,518
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $45,445) (b)		2,951	2,951
Total Common Stocks — 0.0%			42,469

Asset-Backed Securities (c)		Par (000)
Asset-Backed Securities — 5.9%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.53%, 7/18/26 (d)	USD	750	739,591
ALM Loan Funding (d):
Series 2012-5A, Class BR, 3.63%, 10/18/27		1,000	998,718
Series 2013-7R2A, Class B, 3.24%, 4/24/24		3,000	2,978,657
ALM XII Ltd., Series 2015-12A, Class B, 3.88%, 4/16/27 (d)		1,000	1,011,599
ALM XIV Ltd., Series 2014-14A, Class C, 4.08%, 7/28/26 (d)		4,500	4,244,653
ALM XVII Ltd., Series 2015-17A, Class B1, 4.08%, 1/15/28 (d)		1,400	1,389,360
AMMC CLO Ltd., Series 2015-17A, Class C, 3.88%, 11/15/27 (d)		1,000	993,670
Apidos CDO, Series 2012-9AR, Class CR, 3.53%, 7/15/23 (d)		1,000	995,846
Apidos CLO XVIII, Series 2014-18A, Class C, 4.29%, 7/22/26 (d)		1,300	1,238,439
Ares CLO Ltd., Series 2012-2A, Class CR, 3.37%, 10/12/23 (d)		1,000	992,160
Atlas Senior Loan Fund II, Ltd., Series 2012-2A, Class D, 4.89%, 1/30/24 (d)		750	746,692
Atlas Senior Loan Fund V Ltd., Series 2014-1A (d):
Class C, 3.63%, 7/16/26		2,000	1,983,488
Class D, 4.08%, 7/16/26		2,000	1,815,373
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.38%, 10/15/26 (d)		3,000	2,804,957
Atrium CDO Corp., Series 5A, Class A4, 1.03%, 7/20/20 (d)		9,000	8,768,712
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.53%, 10/17/26 (d)		500	439,996

Asset-Backed Securities (c)		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.43%, 7/20/26 (d)	USD	1,250	$1,218,750
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class B, 3.68%, 4/18/27 (d)		1,000	985,000
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.63%, 8/16/22 (d)		2,000	1,997,410
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.60%, 11/23/25 (d)		1,000	949,062
Carlyle Global Market Strategies CLO Ltd. (d):
Series 2012-2A, Class C1R, 3.53%, 7/20/23		1,000	996,192
Series 2014-5A, Class C, 4.83%, 10/16/25		1,000	980,255
Series 2015-1A, Class C, 3.78%, 4/20/27		500	502,867
Series 2016-1A, Class C, 5.53%, 4/20/27		1,000	1,000,800
CIFC Funding Ltd., Series 2014-3A (d):
Class C1, 3.44%, 7/22/26		1,500	1,471,408
Class D, 4.04%, 7/22/26		1,071	987,872
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.48%, 10/15/26 (d)		250	246,427
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.14%, 10/29/26 (d)		1,000	943,316
Highbridge Loan Management Ltd. (d):
Series 4A-2014, Class B, 3.63%, 7/28/25		750	747,911
Series 6A-2015, Class C, 3.70%, 5/05/27		1,500	1,497,108
Series 8A-2016, Class D, 5.33%, 4/20/27		500	473,210
ING IM CLO Ltd., Series 2012-4A, Class C, 5.18%, 10/15/23 (d)		1,000	1,006,506
LCM XVIII LP, Series 18A, Class C1, 3.78%, 4/20/27 (d)		1,000	1,000,222
Limerock CLO III LLC, Series 2014-3A, Class C, 4.23%, 10/20/26 (d)		1,000	922,500
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.48%, 8/15/22 (d)		2,000	1,999,898
Madison Park Funding Ltd. (d):
Series 2012-10A, Class D, 4.88%, 1/20/25		3,000	3,013,381

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Asset-Backed Securities (c)		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding Ltd. (d) (continued):
Series 2012-8AR, Class CR, 3.10%, 4/22/22	USD	1,350	$1,347,742
Series 2012-8AR, Class DR, 4.15%, 4/22/22		1,500	1,516,837
Series 2014-14A, Class D, 4.23%, 7/20/26		2,000	1,900,767
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.38%, 1/19/25 (d)		1,000	990,042
Madison Park Funding XIV, Ltd., Series 2014-14A, Class C1, 3.73%, 7/20/26 (d)		1,250	1,257,250
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.88%, 1/27/26 (d)		2,400	2,427,267
Madison Park Funding XVI Ltd., Series 2015-16A, Class B, 3.63%, 4/20/26 (d)		1,000	999,400
Mill Creek II CLO Ltd., Series 2016-1A, Class D, 5.12%, 4/20/28 (d)		1,000	985,000
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 3.69%, 1/23/27(d)		1,600	1,602,400
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.57%, 4/15/27(d)		500	501,953
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.43%, 8/12/26 (d)		750	737,602
Octagon Loan Funding Ltd., Series 2014-1A, Class D, 4.28%, 11/18/26 (d)		1,500	1,392,841
OZLM VI Ltd., Series 2014-6A, Class B, 3.53%, 4/17/26 (d)		1,100	1,094,440
OZLM VII Ltd., Series 2014-7A, Class C, 4.28%, 7/17/26 (d)		1,500	1,409,400
OZLM XI Ltd., Series 2015-11A, Class B, 3.64%, 1/30/27(d)		2,750	2,742,032
Regatta IV Funding Ltd., Series 2014-1A (d):
Class C, 3.59%, 7/25/26		1,500	1,491,455
Class D, 4.14%, 7/25/26		1,000	926,997
Regatta V Funding Ltd., Series 2014-1A (d):
Class B, 3.64%, 10/25/26		1,000	997,024
Class C, 4.09%, 10/25/26		1,000	922,491
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.85%, 6/15/21		822	819,333

Asset-Backed Securities (c)		Par (000)	Value
Asset-Backed Securities (continued)
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.24%, 1/23/27(d)	USD	1,000	$927,672
Symphony CLO Ltd. (d):
Series 2012-10AR, Class CR, 3.49%, 7/23/23		1,000	998,018
Series 2016-17A, Class D, 5.52%, 4/15/28		1,000	1,006,642
Symphony CLO XV Ltd., Series 2014-15A (d):
Class C, 3.83%, 10/17/26		2,500	2,493,750
Class D, 4.38%, 10/17/26		1,000	956,982
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.21%, 6/10/25 (d)		800	772,733
Voya CLO Ltd., Series 2014-4A, Class C, 4.67%, 10/14/26 (d)		1,000	954,781
Webster Park CLO Ltd., Series 2015-1A, Class B1, 3.61%, 1/20/27 (d)		4,000	3,999,920
WhiteHorse IX Ltd., Series 2014-9A, Class C, 3.33%, 7/17/26 (d)		1,000	942,889
Total Asset-Backed Securities — 5.9%			94,197,666

Corporate Bonds
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (d)		536	562,800
KLX, Inc., 5.88%, 12/01/22 (d)		725	734,063
TransDigm, Inc.:
6.00%, 7/15/22		4,360	4,499,607
6.50%, 7/15/24		1,560	1,620,341

			7,416,811
Air Freight & Logistics — 0.2%
XPO Logistics, Inc. (d):
7.88%, 9/01/19		1,548	1,606,050
6.50%, 6/15/22		1,576	1,560,240

			3,166,290
Airlines — 1.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (d)		692	681,620
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		1,574	1,654,996

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Airlines (continued)
Continental Airlines Pass-Through Trust (continued):
Series 2012-3, Class C, 6.13%, 4/29/18	USD	2,040	$2,147,100
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		3,042	3,460,744
Turkish Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (d)		2,919	2,816,544
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		3,807	3,835,545
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 4/23/22 (d)		1,084	1,100,465

			15,697,014
Auto Components — 1.0%
Goodyear Tire & Rubber Co., 5.00%, 5/31/26		535	563,756
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		3,950	3,920,375
6.00%, 8/01/20		3,108	3,100,230
5.88%, 2/01/22		3,816	3,644,280
Schaeffler Finance BV, 4.75%, 5/15/21 (d)		2,470	2,553,362
Schaeffler Holding Finance BV (d)(e):
(6.25% Cash), 6.25%, 11/15/19		1,112	1,156,480
(6.75% Cash), 6.75%, 11/15/22		1,416	1,565,107

			16,503,590
Automobiles — 0.5%
Ford Motor Co., 7.45%, 7/16/31		3,660	5,030,074
General Motors Co.:
4.88%, 10/02/23		1,875	2,048,430
6.25%, 10/02/43		940	1,134,014

			8,212,518
Banks — 4.4%
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,688,550
5.25%, 3/15/18		4,030	4,191,200
6.63%, 4/01/18 (d)		335	355,938
5.50%, 2/15/19 (d)		5,147	5,455,820
5.00%, 8/01/23		660	694,650
City National Corp., 5.25%, 9/15/20 (f)		2,900	3,291,245

Corporate Bonds		Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA, 3.95%, 11/09/22 (f)	USD	3,775	$3,977,612
Credit Suisse Group AG, 6.50%, 8/08/23 (d)		6,000	6,540,000
Discover Bank/Greenwood, 8.70%, 11/18/19		748	874,322
Fifth Third Bancorp, 5.10% (c)(g)		5,000	4,842,500
HSBC Finance Corp., 6.68%, 1/15/21 (f)		5,150	5,845,919
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (d)		3,840	3,826,740
Lloyds Banking Group PLC, 4.65%, 3/24/26		3,015	3,111,314
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	10,563,336
Wells Fargo & Co.:
3.45%, 2/13/23		2,325	2,435,391
4.13%, 8/15/23 (f)		4,000	4,341,024
5.61%, 1/15/44 (f)		4,119	5,119,530

			70,155,091
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (f)		6,170	7,515,794
Molson Coors Brewing Co., 4.20%, 7/15/46		1,665	1,754,434

			9,270,228
Biotechnology — 0.5%
Amgen, Inc., 4.66%, 6/15/51 (d)(f)		6,709	7,214,449
Building Products — 0.2%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (d)		424	446,260
Building Materials Corp. of America, 6.00%, 10/15/25 (d)		2,038	2,206,135
Masonite International Corp., 5.63%, 3/15/23 (d)		610	642,788
Standard Industries, Inc., 5.13%, 2/15/21 (d)		420	438,900

			3,734,083
Capital Markets — 2.9%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,428,880
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		625	657,001
7.50%, 2/15/19 (f)		5,165	5,894,386
5.25%, 7/27/21		1,175	1,335,139
5.75%, 1/24/22 (f)		5,500	6,399,283
6.25%, 2/01/41 (f)		15,000	19,890,945

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Morgan Stanley (f):
5.63%, 9/23/19	USD	6,770	$7,543,960
5.50%, 7/28/21		2,695	3,085,780

			46,235,374
Chemicals — 1.2%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,788,625
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (d)		617	652,477
Basell Finance Co. BV, 8.10%, 3/15/27 (d)(f)		6,000	8,104,224
CF Industries, Inc., 5.38%, 3/15/44		2,500	2,467,525
Chemours Co.:
6.63%, 5/15/23		220	189,750
7.00%, 5/15/25		869	738,650
Huntsman International LLC:
4.88%, 11/15/20		72	73,080
5.13%, 11/15/22		2,495	2,532,425
NOVA Chemicals Corp., 5.25%, 8/01/23 (d)		772	796,125
Platform Specialty Products Corp. (d):
10.38%, 5/01/21		165	165,825
6.50%, 2/01/22		1,372	1,190,210
PQ Corp., 6.75%, 11/15/22 (d)		935	983,508

			19,682,424
Commercial Services & Supplies — 3.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	1,038,105
Aviation Capital Group Corp. (d):
7.13%, 10/15/20		31,000	36,115,000
6.75%, 4/06/21		7,850	9,172,725
United Rentals North America, Inc.:
7.38%, 5/15/20		540	561,006
7.63%, 4/15/22		1,853	1,979,338

			48,866,174
Communications Equipment — 0.4%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (d)		2,242	2,365,310
CommScope, Inc., 5.50%, 6/15/24 (d)		254	264,160
Harris Corp., 5.05%, 4/27/45		1,790	2,120,871
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25		2,126	2,224,327

			6,974,668

Corporate Bonds		Par (000)	Value
Construction & Engineering — 0.3%
AECOM Co.:
5.75%, 10/15/22	USD	333	$350,483
5.88%, 10/15/24		2,311	2,478,547
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (d)		413	379,960
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (d)		568	578,650
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	759,000

			4,546,640
Construction Materials — 0.7%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	1,997,583
HD Supply, Inc.:
7.50%, 7/15/20		2,620	2,737,900
5.25%, 12/15/21 (d)		3,278	3,470,582
5.75%, 4/15/24 (d)		1,701	1,811,310
PulteGroup, Inc., 5.50%, 3/01/26		926	965,688

			10,983,063
Consumer Finance — 1.8%
Ally Financial, Inc.:
5.13%, 9/30/24		590	627,613
4.63%, 3/30/25		136	139,400
8.00%, 11/01/31		5,795	7,055,413
Capital One Bank USA NA, 3.38%, 2/15/23 (f)		11,610	11,972,545
Discover Financial Services, 3.85%, 11/21/22		3,252	3,347,049
Experian Finance PLC, 2.38%, 6/15/17 (d)(f)		2,550	2,564,535
Navient Corp., 6.63%, 7/26/21		461	465,610
Total System Services, Inc., 3.80%, 4/01/21		1,630	1,729,635

			27,901,800
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.63%, 5/15/23 (d)		1,192	1,199,450
Ball Corp., 4.38%, 12/15/20		681	729,521
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (d)		904	905,130

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp. (d):
4.88%, 12/01/22	USD	2,330	$2,449,412
5.13%, 12/01/24		294	309,068
6.88%, 7/15/33		182	192,920

			5,785,501
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (d)		1,295	1,382,413
Service Corp. International, 4.50%, 11/15/20		4,382	4,480,595

			5,863,008
Diversified Financial Services — 9.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		961	1,027,069
4.63%, 7/01/22		518	556,373
Air Lease Corp., 3.75%, 2/01/22		5,000	5,174,750
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,340,542
Bank of America Corp.:
5.00%, 5/13/21 (f)		17,100	19,230,540
5.70%, 1/24/22		2,590	3,032,906
4.45%, 3/03/26		1,765	1,895,532
Bank of America NA, 5.30%, 3/15/17 (f)		13,440	13,782,357
Barclays PLC, 4.38%, 9/11/24		2,100	2,116,279
Citigroup, Inc. (f):
4.45%, 1/10/17		4,800	4,868,059
6.68%, 9/13/43		4,125	5,492,112
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26 (d)		5,000	5,277,165
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,101,404
5.88%, 8/02/21		9,420	10,863,728
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,847,341
4.38%, 9/25/21		2,260	2,420,813
4.25%, 5/15/23		1,681	1,763,166
ING Bank NV, 5.00%, 6/09/21 (d)(f)		8,000	9,137,496
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (d)		1,705	1,594,175
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,172,016
Lloyds Banking Group PLC (d):
4.58%, 12/10/25		1,985	2,026,226
5.30%, 12/01/45		1,120	1,210,711
Moody’s Corp., 6.06%, 9/07/17		20,000	20,572,040

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
MSCI, Inc., 5.75%, 8/15/25 (d)	USD	357	$388,844
Resparcs Funding LP I, 8.00% (g)(h)		4,000	796,000
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		370	377,400
7.88%, 8/15/19		2,480	2,533,072
5.75%, 10/15/20		2,866	2,959,145
6.88%, 2/15/21		105	109,195
4.13%, 7/15/21 (c)		1,791	1,804,433
7.00%, 7/15/24		1,247	1,317,923
Royal Bank of Scotland Group PLC:
6.10%, 6/10/23		2,500	2,625,335
5.13%, 5/28/24		5,250	5,268,076

			144,682,223
Diversified Telecommunication Services — 6.0%
AT&T, Inc.:
5.00%, 3/01/21 (f)		8,575	9,700,554
6.30%, 1/15/38 (f)		12,000	15,005,604
4.30%, 12/15/42		265	263,655
4.35%, 6/15/45		367	367,489
CenturyLink, Inc., 6.45%, 6/15/21		1,660	1,772,050
Frontier Communications Corp.:
6.25%, 9/15/21		980	953,050
7.13%, 1/15/23		55	51,013
7.63%, 4/15/24		1,309	1,207,552
6.88%, 1/15/25		1,219	1,069,051
Level 3 Financing, Inc.:
5.38%, 8/15/22		2,095	2,199,750
5.13%, 5/01/23		1,183	1,218,490
5.38%, 1/15/24		754	790,758
5.38%, 5/01/25		2,003	2,103,150
5.25%, 3/15/26 (d)		861	900,821
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,720,785
Verizon Communications, Inc.:
5.15%, 9/15/23 (f)		8,775	10,286,976
6.40%, 9/15/33		9,475	12,286,668
7.35%, 4/01/39 (f)		7,825	11,210,533
6.55%, 9/15/43 (f)		13,225	17,993,446

			96,101,395
Electric Utilities — 4.8%
CMS Energy Corp., 5.05%, 3/15/22		9,900	11,258,696
Duke Energy Corp., 3.55%, 9/15/21 (f)		3,650	3,936,613
Emera, Inc., Series 16-A, 6.75%, 6/15/76 (c)		7,500	8,107,500
Great Plains Energy, Inc., 5.29%, 6/15/22 (i)		5,550	6,228,709
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (d)		4,383	4,469,200

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
NiSource Finance Corp., 6.80%, 1/15/19 (f)	USD	3,075	$3,459,018
Oncor Electric Delivery Co. LLC (f):
4.10%, 6/01/22		4,150	4,606,454
5.30%, 6/01/42		2,750	3,636,383
Progress Energy, Inc., 7.00%, 10/30/31 (f)		12,000	16,309,428
Puget Energy, Inc.:
6.00%, 9/01/21		275	320,125
5.63%, 7/15/22		5,550	6,359,590
Southern Co., 4.40%, 7/01/46		7,500	8,308,980

			77,000,696
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		1,050	1,120,875
5.00%, 9/01/23		306	312,120
5.50%, 12/01/24		2,458	2,563,374
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	2,827,500
Sanmina Corp., 4.38%, 6/01/19 (d)		1,415	1,453,913

			8,277,782
Energy Equipment & Services — 0.7%
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		473	468,270
6.75%, 8/01/22		1,175	1,183,812
GrafTech International Ltd., 6.38%, 11/15/20		890	671,950
Halliburton Co., 5.00%, 11/15/45		6,615	7,150,921
Noble Holding International Ltd.:
4.63%, 3/01/21		110	91,355
6.95%, 4/01/25		285	235,980
Transocean, Inc., 6.00%, 3/15/18 (f)		880	858,000

			10,660,288
Food & Staples Retailing — 1.8%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (d)		775	823,438
CVS Health Corp.:
4.75%, 12/01/22		289	331,119
5.00%, 12/01/24		183	212,843
5.13%, 7/20/45 (f)		3,879	4,933,568
Dollar Tree, Inc.:
5.25%, 3/01/20		105	109,200
5.75%, 3/01/23		4,723	5,100,840
H.J. Heinz Finance Co., 7.13%, 8/01/39 (d)		4,415	6,409,145

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Rite Aid Corp.:
6.75%, 6/15/21	USD	541	$568,726
6.13%, 4/01/23 (d)		2,974	3,156,157
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (f)		5,150	6,957,279

			28,602,315
Food Products — 1.2%
Aramark Services, Inc., 5.13%, 1/15/24 (d)		815	841,488
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (d)		830	847,637
Kraft Heinz Foods Co.:
6.50%, 8/11/17 (f)		4,450	4,679,135
6.13%, 8/23/18		4,840	5,284,990
4.38%, 6/01/46 (d)		2,475	2,692,496
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (d)		191	202,938
Post Holdings, Inc. (d):
7.75%, 3/15/24		1,502	1,661,587
8.00%, 7/15/25		743	852,592
5.00%, 8/15/26 (j)		1,349	1,344,784
Smithfield Foods, Inc., 5.88%, 8/01/21 (d)		715	745,388
TreeHouse Foods, Inc., 6.00%, 2/15/24 (d)		431	463,325

			19,616,360
Health Care Equipment & Supplies — 0.7%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)		2,065	1,879,150
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (d):
4.88%, 4/15/20		517	518,292
5.75%, 8/01/22		1,370	1,339,175
5.63%, 10/15/23		1,099	1,055,040
Medtronic, Inc., 4.63%, 3/15/45 (f)		4,565	5,584,675

			10,376,332
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		191	188,135
Amsurg Corp., 5.63%, 7/15/22		1,466	1,539,300
Centene Corp.:
5.63%, 2/15/21		875	924,219
6.13%, 2/15/24		645	692,975
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,639,238
6.88%, 2/01/22		1,111	955,460

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24	USD	1,990	$2,054,257
5.00%, 5/01/25		1,646	1,664,517
HCA, Inc.:
3.75%, 3/15/19		4,364	4,527,650
6.50%, 2/15/20		10,421	11,476,126
7.50%, 2/15/22		2,214	2,512,890
5.88%, 3/15/22		340	374,000
4.75%, 5/01/23		236	246,030
5.38%, 2/01/25		440	457,877
5.88%, 2/15/26		1,297	1,387,790
HealthSouth Corp.:
5.13%, 3/15/23		512	514,560
5.75%, 11/01/24		637	660,888
Hologic, Inc., 5.25%, 7/15/22 (d)		805	853,300
MEDNAX, Inc., 5.25%, 12/01/23 (d)		587	611,948
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (d)		829	884,439
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (d)		1,109	1,154,735
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	781,080
4.75%, 6/01/20		1,450	1,473,563
6.00%, 10/01/20		3,645	3,854,405
4.50%, 4/01/21		73	73,365
4.38%, 10/01/21		961	958,598
8.13%, 4/01/22		1,907	1,968,977
6.75%, 6/15/23		1,758	1,692,075
UnitedHealth Group, Inc., 6.88%, 2/15/38 (f)		10,000	15,059,470

			61,181,867
Hotels, Restaurants & Leisure — 0.7%
Boyd Gaming Corp., 6.38%, 4/01/26 (d)		71	75,704
ESH Hospitality, Inc., 5.25%, 5/01/25 (d)		1,970	1,960,150
GLP Capital LP / GLP Financing II, Inc., 4.38%, 4/15/21		143	148,899
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (d):
5.00%, 6/01/24		600	627,000
5.25%, 6/01/26		650	687,778
MGM Resorts International:
8.63%, 2/01/19		1,006	1,139,295
6.75%, 10/01/20		214	236,470
6.00%, 3/15/23		428	463,044
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (d)		1,003	1,074,213

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
New Red Finance, Inc., 6.00%, 4/01/22 (d)	USD	2,215	$2,322,981
Sabre GLBL, Inc. (d):
5.38%, 4/15/23		594	622,215
5.25%, 11/15/23		294	307,965
Six Flags Entertainment Corp., 5.25%, 1/15/21 (d)		1,718	1,769,540

			11,435,254
Household Durables — 0.7%
Beazer Homes USA, Inc., 6.63%, 4/15/18		1,960	1,994,300
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (d)		1,647	1,630,530
CalAtlantic Group, Inc., 8.38%, 1/15/21		3,015	3,562,222
Lennar Corp.:
4.75%, 11/15/22		1,805	1,895,250
4.88%, 12/15/23		466	481,145
TRI Pointe Group, Inc.:
4.38%, 6/15/19		920	943,000
5.88%, 6/15/24		625	643,750

			11,150,197
Household Products — 0.4%
Newell Brands, Inc.:
3.85%, 4/01/23		2,585	2,762,533
4.20%, 4/01/26		955	1,043,359
Spectrum Brands, Inc.:
6.38%, 11/15/20		625	652,344
6.63%, 11/15/22		1,110	1,177,987
6.13%, 12/15/24		231	249,480
5.75%, 7/15/25		1,002	1,084,665

			6,970,368
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.:
6.00%, 1/15/22 (d)		1,548	1,617,660
5.38%, 1/15/23		1,519	1,515,202
5.88%, 1/15/24 (d)		823	866,207
5.75%, 1/15/25		1,064	1,062,670
Dynegy, Inc., 6.75%, 11/01/19		1,945	1,981,469
NRG Energy, Inc.:
6.25%, 5/01/24		135	133,313
7.25%, 5/15/26 (d)		1,581	1,622,501
6.63%, 1/15/27 (d)(j)		1,877	1,855,884
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,840,285

			12,495,191

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Insurance — 3.1%
American International Group, Inc., 6.40%, 12/15/20 (f)	USD	8,710	$10,257,001
Aon Corp., 5.00%, 9/30/20 (f)		7,700	8,605,412
Aon PLC, 4.25%, 12/12/42 (f)		6,500	6,511,771
Forethought Financial Group, Inc., 8.63%, 4/15/21 (d)		3,400	3,776,105
Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (d)(f)		12,000	15,666,456
Principal Financial Group, Inc., 8.88%, 5/15/19		2,825	3,334,946
Trader Corp., 9.88%, 8/15/18 (d)		543	555,896

			48,707,587
Internet Software & Services — 0.1%
Equinix, Inc., 5.88%, 1/15/26		1,061	1,143,227
Netflix, Inc., 5.50%, 2/15/22		563	598,188

			1,741,415
IT Services — 1.1%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (d)		1,755	1,772,550
Fidelity National Information Services, Inc., 5.00%, 10/15/25		1,935	2,239,292
First Data Corp. (d):
6.75%, 11/01/20		1,768	1,843,140
5.38%, 8/15/23		1,854	1,902,668
7.00%, 12/01/23		5,545	5,704,419
5.00%, 1/15/24		3,757	3,785,177
5.75%, 1/15/24		410	412,042

			17,659,288
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20 (f)		12,000	13,522,728
Media — 7.3%
21st Century Fox America, Inc., 6.15%, 3/01/37 (f)		9,575	12,375,170
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	5,119,000
Altice Financing SA, 7.50%, 5/15/26 (d)		703	710,030
Altice Luxembourg SA (d):
7.75%, 5/15/22		2,362	2,396,013
7.63%, 2/15/25		993	976,864
Altice US Finance I Corp. (d):
5.38%, 7/15/23		2,919	3,013,867
5.50%, 5/15/26		1,211	1,253,385
AMC Networks, Inc.:
4.75%, 12/15/22		685	702,125
5.00%, 4/01/24		432	439,560

Corporate Bonds		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (d):
5.88%, 4/01/24	USD	1,759	$1,877,732
5.75%, 2/15/26		499	526,445
5.50%, 5/01/26		1,219	1,272,331
Charter Communications Operating LLC/Charter Communications Operating Capital (d):
4.91%, 7/23/25		5,000	5,520,785
6.38%, 10/23/35		479	563,696
6.48%, 10/23/45		4,584	5,499,585
6.83%, 10/23/55		3,540	4,426,487
Cinemark USA, Inc., 5.13%, 12/15/22		349	360,343
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,205	10,451,855
Cox Communications, Inc., 8.38%, 3/01/39 (d)(f)		5,000	6,257,850
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,463,072
DISH DBS Corp., 7.75%, 7/01/26 (d)		1,210	1,254,619
Gray Television, Inc., 7.50%, 10/01/20		543	566,756
Grupo Televisa SAB, 5.00%, 5/13/45 (f)		3,345	3,389,060
Hughes Satellite Systems Corp. (d):
5.25%, 8/01/26		1,017	1,014,458
6.63%, 8/01/26		685	679,863
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		1,107	805,343
5.50%, 8/01/23 (f)		1,127	738,185
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	6,386,590
Lamar Media Corp., 5.75%, 2/01/26 (d)		224	240,240
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (d)		463	481,520
MDC Partners, Inc., 6.50%, 5/01/24 (d)		1,246	1,205,505
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (d)		1,471	1,493,065
Neptune Finco Corp., 6.63%, 10/15/25 (d)		832	896,480
Nexstar Escrow Corp., 5.63%, 8/01/24 (d)		495	503,044
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (d)		475	489,844

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	249	$257,093
5.63%, 2/15/24		122	128,710
SFR Group SA (d):
6.00%, 5/15/22		4,544	4,430,400
7.38%, 5/01/26		5,843	5,835,696
Sirius XM Radio, Inc., 4.25%, 5/15/20 (d)		2,300	2,346,000
Time Warner Cable, Inc., 6.55%, 5/01/37		3,519	4,222,459
Tribune Media Co., 5.88%, 7/15/22		1,308	1,334,160
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)		1,000	1,045,000
Univision Communications, Inc. (d):
5.13%, 5/15/23		5,293	5,438,557
5.13%, 2/15/25		999	1,027,721
Virgin Media Secured Finance PLC (d):
5.38%, 4/15/21		1,255	1,304,784
5.50%, 8/15/26		487	490,044

			116,211,391
Metals & Mining — 2.7%
Alcoa, Inc., 5.13%, 10/01/24 (f)		1,903	2,000,529
Anglo American Capital PLC, 4.45%, 9/27/20 (d)		136	134,980
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	5,149,855
ArcelorMittal:
6.13%, 6/01/18		2,575	2,716,625
7.75%, 3/01/41		455	468,650
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,150,120
Constellium NV:
4.63%, 5/15/21	EUR	490	460,333
5.75%, 5/15/24 (d)	USD	1,728	1,421,280
First Quantum Minerals Ltd. (d):
7.00%, 2/15/21		303	270,367
7.25%, 5/15/22		912	804,840
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (d)		826	925,120
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		4,664	4,605,700
4.00%, 11/14/21		500	446,250
3.55%, 3/01/22		1,251	1,069,605
3.88%, 3/15/23		5,360	4,609,868
5.40%, 11/14/34		430	333,250

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc. (continued):
5.45%, 3/15/43	USD	1,147	$880,322
Novelis, Inc., 8.75%, 12/15/20		2,983	3,109,777
Southern Copper Corp., 5.88%, 4/23/45		3,870	3,848,777
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,105	1,149,200
6.38%, 8/15/22		1,430	1,501,500
5.25%, 4/15/23		309	323,678
5.50%, 10/01/24		240	254,400
Teck Resources Ltd.:
3.00%, 3/01/19		119	113,948
8.00%, 6/01/21 (d)		1,202	1,283,135
8.50%, 6/01/24 (d)		799	868,913
United States Steel Corp., 8.38%, 7/01/21 (d)		944	1,030,140
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (d)		1,472	1,398,400

			43,329,562
Multi-Utilities — 1.2%
CenterPoint Energy, Inc. (f):
5.95%, 2/01/17		9,000	9,187,515
6.50%, 5/01/18		9,675	10,429,157

			19,616,672
Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (d)		3,460	3,582,830
Offshore Drilling & Other Services — 0.2%
Lam Research Corp., 3.90%, 6/15/26		1,695	1,818,698
Sensata Technologies BV, 5.63%, 11/01/24 (d)		695	736,700

			2,555,398
Oil, Gas & Consumable Fuels — 13.2%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,668	1,705,745
4.88%, 5/15/23		343	340,645
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	78,634
California Resources Corp.:
8.00%, 12/15/22 (d)		1,942	1,243,268
6.00%, 11/15/24		1,185	509,550
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (d)		1,231	1,286,395
CONSOL Energy, Inc., 5.88%, 4/15/22		4,724	4,310,650

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.:
5.00%, 9/15/22	USD	7,519	$7,030,265
4.50%, 4/15/23		469	424,445
Denbury Resources, Inc., 9.00%, 5/15/21 (d)		182	182,000
Devon Energy Corp., 5.85%, 12/15/25		4,000	4,394,288
El Paso LLC:
7.80%, 8/01/31		197	234,556
7.75%, 1/15/32		4,586	5,359,883
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,806,430
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,681,747
Enbridge Energy Partners LP, 9.88%, 3/01/19 (f)		6,000	6,999,360
Energy Transfer Equity LP:
7.50%, 10/15/20		598	644,345
5.88%, 1/15/24		5,241	5,257,195
5.50%, 6/01/27		870	845,553
Energy Transfer Partners LP:
5.20%, 2/01/22		10,200	10,882,268
6.13%, 12/15/45		3,579	3,749,092
Enterprise Products Operating LLC:
4.90%, 5/15/46		5,375	5,701,058
Series N, 6.50%, 1/31/19 (f)		12,000	13,408,044
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (d)		3,666	3,409,380
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20 (f)		12,000	13,530,300
4.25%, 9/01/24		2,170	2,220,496
5.40%, 9/01/44		3,615	3,469,952
MEG Energy Corp. (d):
6.50%, 3/15/21		3,839	2,860,055
7.00%, 3/31/24		3,100	2,247,500
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (d)		3,500	3,600,625
Nexen Energy ULC, 6.40%, 5/15/37		2,000	2,579,248
NGPL PipeCo LLC (d):
7.12%, 12/15/17		2,859	2,994,802
9.63%, 6/01/19		902	944,845
Noble Energy, Inc.:
5.63%, 5/01/21		1,784	1,878,688
5.05%, 11/15/44		3,500	3,471,464
ONEOK Partners LP, 8.63%, 3/01/19 (f)		10,000	11,370,340
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,264,812

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (f):
3.50%, 1/30/23	USD	5,000	$4,737,500
4.88%, 1/18/24		2,000	2,035,000
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,802,604
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/44		1,498	1,330,070
4.90%, 2/15/45		2,102	1,897,858
Range Resources Corp., 5.00%, 8/15/22		32	29,360
Rockies Express Pipeline LLC (d):
5.63%, 4/15/20		295	303,850
6.88%, 4/15/40		580	571,300
RSP Permian, Inc., 6.63%, 10/01/22		789	808,725
Ruby Pipeline LLC, 6.00%, 4/01/22 (d)		10,000	10,165,420
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		10,510	10,720,200
5.75%, 5/15/24		2,575	2,639,375
5.88%, 6/30/26 (d)		1,481	1,519,876
Sabine Pass LNG LP, 7.50%, 11/30/16		4,471	4,543,654
Sanchez Energy Corp.:
7.75%, 6/15/21		153	117,045
6.13%, 1/15/23		821	552,123
SM Energy Co.:
6.50%, 1/01/23		177	150,450
5.00%, 1/15/24		181	144,800
Southwestern Energy Co.:
7.50%, 2/01/18		63	66,087
5.80%, 1/23/20		1,166	1,136,850
4.10%, 3/15/22		710	628,350
4.95%, 1/23/25		169	163,930
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		1,449	1,485,225
6.38%, 8/01/22		255	260,100
5.25%, 5/01/23		37	36,168
6.75%, 3/15/24 (d)		184	191,820
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		125	130,013
6.25%, 10/15/22		1,519	1,579,760
6.38%, 5/01/24		342	360,598
TransCanada PipeLines Ltd., 4.88%, 1/15/26		4,485	5,144,690
Weatherford International Ltd.:
4.50%, 4/15/22		75	61,875
6.50%, 8/01/36		45	31,950

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners LP, 5.38%, 6/01/21	USD	5,125	$5,453,287
Whiting Petroleum Corp., Series D-1, 6.25%, 4/01/23 (k)		116	103,169
Williams Cos., Inc.:
3.70%, 1/15/23		2,245	2,048,562
4.55%, 6/24/24		1,253	1,193,482
8.75%, 3/15/32		2,478	2,862,090
5.75%, 6/24/44		685	628,487
Williams Partners LP, 5.10%, 9/15/45		5,075	4,565,764
WPX Energy, Inc., 6.00%, 1/15/22		164	148,420

			211,267,810
Paper & Forest Products — 2.1%
International Paper Co. (f):
7.50%, 8/15/21		9,675	11,833,386
8.70%, 6/15/38		4,000	6,030,708
7.30%, 11/15/39		10,000	13,544,740
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,215,200

			33,624,034
Pharmaceuticals — 3.8%
AbbVie, Inc. (f):
2.90%, 11/06/22		5,675	5,869,170
4.70%, 5/14/45		3,255	3,595,037
Actavis Funding SCS:
3.45%, 3/15/22		7,335	7,714,344
3.85%, 6/15/24		6,000	6,384,300
4.75%, 3/15/45		1,450	1,606,423
Endo Finance LLC/Endo Finco, Inc. (d):
6.00%, 7/15/23		1,514	1,320,026
6.00%, 2/01/25		730	629,625
Forest Laboratories, Inc. (d):
4.38%, 2/01/19		2,924	3,097,852
5.00%, 12/15/21		1,631	1,846,129
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		1,613	1,681,552
Merck & Co., Inc., 6.50%, 12/01/33 (f)		6,420	9,144,937
Mylan NV, 3.95%, 6/15/26 (d)		7,500	7,809,825
Valeant Pharmaceuticals International, Inc. (d):
6.75%, 8/15/18		6,135	6,058,312
5.38%, 3/15/20		62	55,296
7.00%, 10/01/20		447	414,593
6.38%, 10/15/20		1,015	916,038
7.50%, 7/15/21		273	253,890
5.63%, 12/01/21		1,137	970,714
5.50%, 3/01/23		31	25,575
5.88%, 5/15/23		665	553,613

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (d) (continued):
6.13%, 4/15/25	USD	116	$96,280

			60,043,531
Professional Services — 0.4%
Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,777,767
Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.:
4.50%, 1/15/18		6,500	6,790,283
5.05%, 9/01/20		500	556,794
5.90%, 11/01/21 (f)		3,770	4,404,118
AvalonBay Communities, Inc., 6.10%, 3/15/20 (f)		10,000	11,500,260
DDR Corp.:
4.75%, 4/15/18		2,140	2,237,015
7.88%, 9/01/20		2,650	3,207,361
ERP Operating LP, 5.75%, 6/15/17 (f)		10,000	10,399,050
FelCor Lodging LP, 5.63%, 3/01/23		999	1,023,975
Host Hotels & Resorts LP, 3.75%, 10/15/23 (f)		3,600	3,673,685
iStar Financial, Inc., 4.00%, 11/01/17		825	818,812
UDR, Inc., 4.25%, 6/01/18 (f)		5,225	5,471,510

			50,082,863
Real Estate Management & Development — 0.4%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (d)(f)		4,485	4,039,137
Realogy Group LLC/Realogy Co-Issuer Corp. (d):
4.50%, 4/15/19		803	833,113
5.25%, 12/01/21 (f)		344	359,480
4.88%, 6/01/23		1,332	1,351,980

			6,583,710
Road & Rail — 1.2%
Hertz Corp.:
4.25%, 4/01/18		983	1,012,490
6.75%, 4/15/19		1,167	1,187,422
5.88%, 10/15/20		925	955,063
7.38%, 1/15/21		310	321,625
Norfolk Southern Corp., 6.00%, 3/15/05		12,700	16,031,604

			19,508,204
Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC (d):
4.13%, 6/15/20		1,154	1,188,620

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC (d) (continued):
4.13%, 6/01/21	USD	1,461	$1,504,830
4.63%, 6/15/22		490	503,475
Sensata Technologies BV, 5.00%, 10/01/25 (d)		1,418	1,453,450

			4,650,375
Software — 0.8%
Infor US, Inc., 6.50%, 5/15/22		2,425	2,400,750
Informatica LLC, 7.13%, 7/15/23 (d)		477	469,845
Nuance Communications, Inc., 5.38%, 8/15/20 (d)		4,435	4,545,875
Oracle Corp., 2.65%, 7/15/26		4,890	4,913,697
PTC, Inc., 6.00%, 5/15/24		313	333,095

			12,663,262
Specialty Retail — 0.7%
L Brands, Inc.:
7.00%, 5/01/20		3,050	3,507,500
6.88%, 11/01/35		1,119	1,186,699
Penske Automotive Group, Inc., 5.38%, 12/01/24		1,951	1,941,245
VF Corp., 5.95%, 11/01/17 (f)		5,000	5,298,470

			11,933,914
Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (d):
5.88%, 6/15/21		615	642,673
7.13%, 6/15/24		747	803,752
8.35%, 7/15/46		6,005	6,857,728
Western Digital Corp., 7.38%, 4/01/23 (d)		1,199	1,305,411

			9,609,564
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 5.00%, 5/01/25		699	714,728
Springs Industries, Inc., 6.25%, 6/01/21		304	314,640
William Carter Co., 5.25%, 8/15/21		1,406	1,462,240

			2,491,608
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		1,475	1,530,313
Tobacco — 2.4%
Altria Group, Inc., 10.20%, 2/06/39 (f)		13,392	24,967,616

Corporate Bonds		Par (000)	Value
Tobacco (continued)
Reynolds American, Inc.:
3.50%, 8/04/16	USD	8,375	$8,375,586
4.85%, 9/15/23		1,120	1,288,276
5.85%, 8/15/45		2,335	3,070,731

			37,702,209
Trading Companies & Distributors — 0.3%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1 (d):
Class A, 5.25%, 5/30/25		2,326	2,427,681
Class B, 6.13%, 11/30/21		2,486	2,585,808

			5,013,489
Transportation Infrastructure — 0.8%
CEVA Group PLC, 4.00%, 5/01/18 (d)		1,800	1,620,000
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (d)		10,500	11,644,794

			13,264,794
Wireless Telecommunication Services — 2.6%
America Movil SAB de CV (f):
2.38%, 9/08/16		12,495	12,515,192
3.13%, 7/16/22		1,275	1,333,322
American Tower Corp., 4.00%, 6/01/25		4,225	4,593,496
Crown Castle International Corp., 5.25%, 1/15/23		1,380	1,579,631
Crown Castle Towers LLC, 6.11%, 1/15/40 (d)		4,555	5,076,721
Digicel Group Ltd., 7.13%, 4/01/22 (d)		370	305,139
Digicel Ltd., 6.00%, 4/15/21 (d)		1,285	1,193,444
Sprint Communications, Inc., 9.00%, 11/15/18 (d)		5,290	5,733,037
Sprint Corp., 7.13%, 6/15/24		1,755	1,551,069
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,817,350
6.73%, 4/28/22		2,495	2,613,512
6.84%, 4/28/23		645	688,538
6.50%, 1/15/26		1,365	1,478,295

			41,478,746
Total Corporate Bonds — 101.0%			1,610,912,058

Foreign Agency Obligations
Brazilian Government International Bond, 5.00%, 1/27/45		4,525	4,135,850

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Foreign Agency Obligations		Par (000)	Value
Indonesia Government International Bond, 5.88%, 1/15/24 (d)	USD	4,400	$5,145,721
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,461,000
Total Foreign Agency Obligations — 0.7%			11,742,571

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,722,350
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	13,870,700
Total Municipal Bonds — 1.2%			19,593,050

Preferred Securities
Capital Trusts
Banks — 3.4%
BNP Paribas SA (c)(d)(g):
6.63%		4,535	4,625,700
7.20%		5,000	5,536,875
Citigroup, Inc. (c)(g):
5.90%		2,210	2,268,013
Series P, 5.95%		7,000	7,207,900
Credit Suisse Group AG, 7.50% (c)(d)(g)		3,250	3,363,750
HSBC Capital Funding LP, 10.18% (c)(d)(g)		11,835	17,397,450
JPMorgan Chase & Co., Series Q, 5.15% (c)(g)		4,000	4,000,000
Nordea Bank AB, 6.13% (c)(d)(g)		5,540	5,484,600
Wells Fargo & Co. (c)(g):
Series K, 7.98%		809	858,551
Series S, 5.90%		281	299,616
Series U, 5.88%		2,655	2,923,819

			53,966,274
Capital Markets — 1.8%
Goldman Sachs Group, Inc., Series L, 5.70% (c)(g)		2,950	2,994,250
Morgan Stanley, Series H, 5.45% (c)(g)		8,675	8,523,187
State Street Capital Trust IV, 1.65%, 6/01/77 (c)		17,845	15,346,700

Capital Trusts		Par (000)	Value
Capital Markets (continued)
State Street Corp., Series F, 5.25% (c)(g)	USD	1,855	$1,947,750

			28,811,887
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (c)(g)		4,510	4,352,150
Diversified Financial Services — 3.3%
Bank of America Corp. (c)(g):
Series AA, 6.10%		6,630	6,931,864
Series K, 8.00%		2,420	2,459,035
Series U, 5.20% (f)		5,785	5,683,762
Barclays PLC, 6.63% (c)(g)		4,885	4,573,581
Credit Agricole SA, 8.13% (c)(d)(g)		5,000	5,262,500
JPMorgan Chase & Co. (c)(g):
6.75%		7,775	8,755,816
Series 1, 7.90%		3,650	3,796,000
Series R, 6.00% (f)		14,130	14,779,980
Royal Bank of Scotland Group PLC, 8.00% (c)(g)		970	963,938

			53,206,476
Electric Utilities — 0.4%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67(c)		8,300	7,013,500
Industrial Conglomerates — 0.7%
General Electric Co., Series D, 5.00% (c)(g)		10,777	11,612,218
Insurance — 4.6%
ACE Capital Trust II, 9.70%, 4/10/30 (f)		7,000	10,482,500
Allstate Corp, 6.50%, 5/15/67 (c)		10,400	11,544,000
American International Group, Inc., 8.18%, 5/15/68 (c)		3,755	4,881,500
Bank One Capital III, 8.75%, 9/01/30 (f)		2,000	2,883,148
Chubb Corp., 6.38%, 3/29/67 (c)(f)		7,400	6,662,220
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 4/01/27		5,000	6,163,180
Farmers Exchange Capital II, 6.15%, 11/01/53 (c)(d)		4,890	5,314,750
Great-West Life & Annuity Insurance Capital LP II, 3.16%, 5/16/46 (c)(d)		500	441,250
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (c)		5,050	5,529,750
MetLife, Inc., 6.40%, 12/15/66		5,000	5,549,150
Principal Financial Group, Inc., 4.70%, 5/15/55 (c)		5,000	4,931,250

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Capital Trusts		Par (000)	Value
Insurance (continued)
Reinsurance Group of America, Inc., 3.32%, 12/15/65 (c)	USD	12,000	$8,640,000

			73,022,698
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (d)(g)		5,600	5,882,800
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, (c):
7.00%, 6/01/67		2,500	2,075,000
Series A, 8.38%, 8/01/66		9,325	8,613,969
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)		9,400	7,055,922
TransCanada Trust, 5.63%, 5/20/75 (c)		2,755	2,665,462

			20,410,353
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61% (c)		6,125	6,967,188
Total Capital Trusts — 16.6%			265,245,544

Preferred Stocks		Shares
Banks — 1.9%
Citigroup, Inc., Series K, 6.88% (c)(g)		488,320	14,537,286
Wells Fargo & Co., 5.85% (c)(g)		550,500	15,369,960

			29,907,246
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50% (c)(g)		162,450	4,397,521
SCE Trust III, 5.75% (c)(g)		31,650	958,046
State Street Corp., Series D, 5.90% (c)(g)		220,495	6,489,168

			11,844,735
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%		90,000	2,328,300
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (k)		11,107	1,399,593
Real Estate Investment Trusts (REITs) — 0.8%
Sovereign Real Estate Investment Trust, 12.00% (d)(g)		7,000	8,890,000
Ventas Realty LP/Ventas Capital Corp., 5.45%		75,000	2,043,750

Preferred Stocks		Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust, Series K, 5.70% (g)		50,000	$1,299,000

			12,232,750
Wireless Telecommunication Services — 1.1%
Centaur Funding Corp., 9.08% (d)		15,143	18,020,170
Total Preferred Stocks — 4.7%			75,732,794

Trust Preferred — 0.5%
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40		300,141	7,528,027
Total Preferred Securities — 21.8%			348,506,365

U.S. Government Sponsored Agency Securities — 0.3%		Par (000)
Agency Obligations — 0.3%
Fannie Mae, 0.00%, 10/09/19 (f)(l)	USD	3,945	3,793,989

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 8/15/45		400	459,484
2.50%, 5/15/46		46,480	49,680,938
U.S. Treasury Notes (f):
1.63%, 2/15/26		68,325	69,337,372
1.63%, 5/15/26		66,550	67,545,655
Total U.S. Treasury Obligations — 11.7%			187,023,449
Total Long-Term Investments (Cost — $2,132,735,896) — 142.6%			2,275,811,617

Short-Term Securities — 0.4%		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (m)(n)		6,028,674	6,028,674
Total Short-Term Securities (Cost — $6,028,674) — 0.4%			6,028,674

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Value
Options Purchased (Cost — $1,946,174) — 0.0%	$542,335
Total Investments Before Options Written (Cost — $2,140,710,744*) — 143.0%	2,282,382,626
Options Written (Premiums Received — $2,794,663) — (0.1)%	(2,355,791)
Total Investments, Net of Options Written (Cost — $2,137,916,081) — 142.9%	2,280,026,835
Liabilities in Excess of Other Assets — (42.9)%	(684,634,964)

Net Assets — 100.0%	$1,595,391,871

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,141,387,738

Gross unrealized appreciation	$170,271,589
Gross unrealized depreciation	(29,276,701)

Net unrealized appreciation	$140,994,888

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $2,951 and an original cost of $45,446, which was less than 0.05% of its net assets.

(c)	Variable rate security. Rate as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Perpetual security with no stated maturity date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	When-issued security.

(k)	Convertible security.

(l)	Zero-coupon bond.

(m)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	610,104	5,418,570	6,028,674	$6,028,674	$49,437

(n)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Portfolio Abbreviations

ARB	Airport Revenue Bonds	LIBOR	London Interbank Offered Rate
CLO	Collateralized Loan Obligation	RB	Revenue Bonds
EUR	Euro	USD	United States Dollar
FKA	Formerly Known As

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.19%	3/5/15	Open	$3,570,225	$3,579,910	U.S. Government Sponsored Agency Securities	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	6,863,500	6,887,303	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	10,770,000	10,807,351	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,499,250	4,514,854	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	710,625	713,089	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	5,906,250	5,926,733	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	1,184,375	1,188,482	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,691,813	4,708,084	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,514,500	2,523,220	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,867,413	4,884,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,768,500	2,778,101	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	8,268,750	8,297,426	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60%	12/17/15	Open	9,843,750	9,880,992	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60%	12/17/15	Open	11,820,000	11,864,719	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	12/17/15	Open	2,720,000	2,728,576	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	2,199,375	2,208,389	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	2,664,063	2,674,981	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	522,500	524,642	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	4,800,000	4,819,684	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	5,113,969	5,136,541	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	6,318,969	6,346,860	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	4,978,969	5,000,945	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	2,641,781	2,653,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,202,500	3,215,424	Corporate Bonds	Open/Demand

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	$3,202,500	$3,215,424	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	21,125,880	21,211,135	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,319,388	3,332,783	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	17,613,000	17,684,078	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,405,000	6,430,848	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,675,000	6,701,937	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,056,625	4,072,996	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	10,826,325	10,870,015	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,336,375	3,349,839	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	17,212,500	17,281,962	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,595,688	3,610,198	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,940,000	3,955,900	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,801,038	3,816,377	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	12,630,000	12,680,969	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	7,395,000	7,424,843	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	10,175,000	10,216,062	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	8,008,000	8,040,317	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,507,938	4,526,130	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	9,989,438	10,029,750	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	13,740,000	13,795,449	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,594,625	4,613,167	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,930,000	4,949,895	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,413,813	6,439,696	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,285,000	3,298,257	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	5,460,000	5,494,428	Corporate Bonds	Open/Demand
HSBC Securites (USA), Inc.	0.65%	12/18/15	Open	11,575,000	11,621,814	Capital Trusts	Open/Demand

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	0.64%	12/22/15	Open	$9,022,500	$9,058,269	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/22/15	Open	3,995,370	4,011,209	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	10,925,000	10,975,528	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	10,736,813	10,786,470	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	8,400,000	8,438,850	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	3,227,188	3,242,113	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	6,050,000	6,077,981	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	5,784,800	5,811,555	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)%	1/14/16	Open	389,475	385,169	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	3/22/16	Open	8,847,167	8,867,928	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25%	4/29/16	Open	649,142	649,548	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.54%	5/5/16	Open	42,462,500	42,508,289	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	0.00%	5/16/16	Open	313,040	313,040	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	2,953,000	2,957,553	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	5,432,000	5,440,374	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	6,237,000	6,246,615	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	7,208,000	7,219,112	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	5,698,000	5,706,784	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	9,685,000	9,699,931	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	8,410,000	8,422,965	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	4,479,000	4,485,905	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	4,984,000	4,991,684	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	5,055,000	5,062,793	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	10,853,000	10,869,732	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	11,939,000	11,957,406	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	3,043,000	3,047,691	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	4,668,000	4,675,197	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	16,684,000	16,709,721	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	3,210,000	3,214,949	Corporate Bonds	Open/Demand

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	$10,157,000	$10,172,659	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	5,097,000	5,104,858	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	3,291,000	3,296,074	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,941,000	1,943,992	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.52%	6/9/16	Open	25,000,000	25,023,007	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	6/15/16	Open	3,776,032	3,779,236	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.52%	6/16/16	Open	8,190,000	8,195,014	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	0.52%	6/17/16	Open	16,340,000	16,349,713	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.40%	6/17/16	Open	35,131,250	35,144,717	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.40%	6/20/16	Open	30,922,500	30,933,581	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	6/27/16	Open	1,257,469	1,258,333	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(2.00)%	7/7/16	Open	4,678,619	4,672,381	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.64%	7/11/16	Open	7,404,000	7,406,633	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.25)%	7/21/16	Open	2,048,104	2,047,962	Corporate Bonds	Open/Demand
Total				$697,829,179	$699,690,831

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
69	2-Year U.S. Treasury Note	September 2016	USD	15,111,000	$83,469
(366)	5-Year U.S. Treasury Note	September 2016	USD	44,657,719	(726,136)
(673)	10-Year U.S. Treasury Note	September 2016	USD	89,540,547	(456,213)
(170)	Long U.S. Treasury Bond	September 2016	USD	29,654,375	(207,417)
(138)	Ultra U.S. Treasury Bond	September 2016	USD	26,293,312	(1,054,589)
Total					$(2,360,886)

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Swap	Citibank N.A.	Put	2.75%	Pay	3-month LIBOR	12/01/16	USD	87,500	$62,311

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC Interest Rate Swaptions Purchased (continued)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Index Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Swap	Bank of America N.A.	Put	2.20%	Pay	3-month LIBOR	1/13/17	USD	28,000	$352,985
30-Year Interest Swap	Bank of America N.A.	Put	2.85%	Pay	3-month LIBOR	1/13/17	USD	110,000	127,039
Total									$542,335

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.55%	Pay	6-month LIBOR	3/15/18	USD	77,900	$(974,781)
2-Year Interest Rate Swap	Bank of America N.A.	Call	1.47%	Pay	6-month LIBOR	3/19/18	USD	77,900	(890,773)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.55%	Receive	6-month LIBOR	3/15/18	USD	77,900	(225,994)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.47%	Receive	6-month LIBOR	3/19/18	USD	77,900	(264,243)
Total									$(2,355,791)

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	USD	2,425	$7,935	$(22,708)	$30,643
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	USD	10	33	(110)	143
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	USD	994	3,252	(10,789)	14,041
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	48,797	(9,870)	58,667
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs International	9/20/17	USD	2,800	30,362	(6,605)	36,967
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	USD	12,200	145,466	12,665	132,801
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	52,342	(2,483)	54,825
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	32,568	(1,662)	34,230
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	USD	3,025	30,911	(42,762)	73,673
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	USD	16,700	231,009	68,662	162,347
American Tower Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	10,000	(304,447)	(399,950)	95,503
Total						$278,228	$(415,612)	$693,840

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	BBB-	USD	2,535	$(12,216)	$10,293	$(22,509)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	BBB-	USD	1,465	(7,060)	5,609	(12,669)
Southwest Airlines Co.	1.00%	Royal Bank Of Scotland PLC	12/20/16	BBB-	USD	4,000	(19,372)	16,645	(36,017)
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	BBB	EUR	1,500	(13,337)	13,912	(27,249)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	A	USD	4,500	(52,945)	(2,494)	(50,451)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	A	USD	2,800	(32,943)	(1,669)	(31,274)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	A+	USD	5,585	(67,168)	(33,492)	(33,676)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A-	USD	4,500	(51,927)	17,163	(69,090)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	A-	USD	2,800	(32,309)	11,485	(43,794)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	BBB+	USD	5,585	(66,923)	(11,520)	(55,403)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	BBB+	USD	4,715	(57,329)	(26,026)	(31,303)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	A	USD	4,715	(56,926)	(26,725)	(30,201)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	BBB+	USD	16,700	(229,573)	(38,509)	(191,064)
MetLife, Inc.	1.00%	Citibank N.A.	6/20/21	A-	USD	1,375	14,158	21,245	(7,087)
Newmont Mining Corp.	1.00%	Barclays Bank PLC	6/20/21	BBB	USD	2,000	(2,653)	22,908	(25,561)
Newmont Mining Corp.	1.00%	Goldman Sachs International	6/20/21	BBB	USD	8,000	(10,611)	120,458	(131,069)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	A	USD	1,920	10,499	27,099	(16,600)
Prudential Financial, Inc.	1.00%	Goldman Sachs International	6/20/21	A	USD	1,155	6,316	17,339	(11,023)
Prudential Financial, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A	USD	9,500	51,949	117,360	(65,411)
Total							$(630,370)	$261,081	$(891,451)

[1]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
[2]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	21

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$79,767,626	$14,430,040	$94,197,666
Common Stocks	$5,233	34,285	2,951	42,469
Corporate Bonds	—	1,605,793,058	5,119,000	1,610,912,058
Foreign Agency Obligations	—	11,742,571	—	11,742,571
Municipal Bonds	—	19,593,050	—	19,593,050
Preferred Securities	56,350,651	292,155,714	—	348,506,365
U.S. Government Sponsored Agency Securities	—	3,793,989	—	3,793,989
U.S. Treasury Obligations	—	187,023,449	—	187,023,449
Short-Term Securities	6,028,674	—	—	6,028,674
Options Purchased:
Interest Rate Contracts	—	542,335	—	542,335

Total	$62,384,558	$2,200,446,077	$19,551,991	$2,282,382,626

22	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$693,840	—	$693,840
Interest rate contracts	$83,469	—	—	83,469
Liabilities:
Credit contracts	—	(891,451)	—	(891,451)
Interest rate contracts	(2,444,355)	(2,355,791)	—	(4,800,146)

Total	$(2,360,886)	$(2,553,402)	—	$(4,914,288)

[1]     Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount, or face value including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Collateral — OTC swaps	$2,670,000	—	—	$2,670,000
Futures contracts	2,742,000	—	—	2,742,000
Foreign currency at value	21,651	—	—	21,651
Liabilities:
Bank overdraft	—	$(33,581)	—	(33,581)
Cash received:
Collateral — reverse repurchase agreements	—	(10,986,000)	—	(10,986,000)
Collateral — OTC swaps	—	(1,000,000)	—	(1,000,000)
Reverse repurchase agreements	—	(699,690,831)	—	(699,690,831)

Total	$5,433,651	$(711,710,412)	—	$(706,276,761)

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016	23

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Common Stocks	Total
Assets:
Opening Balance, as of October 31, 2015	$11,525,615	$5,079,000	—	$16,604,615
Transfers into of Level 3	—	—	—	—
Transfers out of Level 3	(5,913,190)	—	—	(5,913,190)
Accrued discounts/premiums	7,221	—	—	7,221
Net realized gain (loss)	(102,622)	—	—	(102,622)
Net change in unrealized appreciation (depreciation)[1]	97,891	40,000	$(42,494)	95,397
Purchases	11,120,625	—	45,445	11,166,070
Sales	(2,305,500)	—	—	(2,305,500)
Closing Balance, as of July 31, 2016	$14,430,040	$5,119,000	$2,951	$19,551,991

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016[1]	$109,110	$40,000	$(42,494)	$106,616

[1]     Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

24	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date:	September 21, 2016